Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)		Ordinary shares	Additional paid-in capital	Retained Earnings	Accumulated other comprehensive loss	Non-controlling Interest	Total
Balance at Dec. 31, 2024		$ 3,359	$ 14,414,905	$ 50,316,486	$ (5,494,790)	$ 199,449	$ 59,439,409
Balance (in Shares) at Dec. 31, 2024	[1]	33,595,743
Issuance warrants to a service provider			9,000				9,000
Net loss				(3,253,222)		(462,753)	(3,715,975)
Foreign currency translation adjustments					(479,189)		(479,189)
Balance at Mar. 31, 2025		$ 3,359	14,423,905	47,063,264	(5,973,979)	(263,304)	55,253,245
Balance (in Shares) at Mar. 31, 2025	[1]	33,595,743
Balance at Dec. 31, 2025		$ 3,671	28,779,967	89,976,384	(7,504,638)		111,255,384
Balance (in Shares) at Dec. 31, 2025	[1]	36,712,040
Share-based compensation to employees		$ 81	(81)
Share-based compensation to employees (in Shares)	[1]	810,000
Share-based compensation to nonemployees		$ 24	154,876				154,900
Share-based compensation to nonemployees (in Shares)	[1]	236,957
Net loss				28,411,204			28,411,204
Foreign currency translation adjustments					(29,849)		(29,849)
Balance at Mar. 31, 2026		$ 3,776	$ 28,934,762	$ 118,387,588	$ (7,534,487)		$ 139,791,639
Balance (in Shares) at Mar. 31, 2026	[1]	37,758,997

[1]	The share information is presented on a retroactive basis to reflect the reorganization effected on February 27, 2024 (Note 1).